Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Analysis of fixed asset activity

	Land and buildings(i)	Leasehold improvements	Furniture and equipment	Total
	(millions)
Cost: at January 1, 2011	$73	$192	$488	$753
Additions	—	24	87	111
Disposals	—	(13)	(52)	(65)
Foreign exchange	—	7	(14)	(7)
Cost: at December 31, 2011	73	210	509	792
Additions	3	16	116	135
Disposals	—	(4)	(59)	(63)
Foreign exchange	2	5	10	17
Cost: at December 31, 2012	$78	$227	$576	$881
Depreciation: at January 1, 2011	$(25)	$(56)	$(291)	$(372)
Depreciation expense provided(ii)	(3)	(15)	(58)	(76)
Disposals	—	13	45	58
Foreign exchange	—	(3)	7	4
Depreciation: at December 31, 2011	(28)	(61)	(297)	(386)
Depreciation expense provided	(3)	(17)	(59)	(79)
Disposals	—	4	56	60
Foreign exchange	(1)	(1)	(6)	(8)
Depreciation: at December 31, 2012	$(32)	$(75)	$(306)	$(413)
Net book value:
At December 31, 2011	$45	$149	$212	$406
At December 31, 2012	$46	$152	$270	$468
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(i)
Included within land and buildings are assets held under capital leases: At December 31, 2012, cost and accumulated depreciation were $25 million and $4 million respectively (2011: $23 million and $2 million, respectively; 2010: $23 million and $1 million, respectively); Depreciation in the year ended December 31, 2012 was $1 million (2011: $1 million; 2010: $1 million).

(ii)	The depreciation charge for the year ended December 31, 2011 includes an element that is disclosed in salaries and benefits, separate to the depreciation charge line, of $2 million (2010: $nil).